Staff Cost (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Staffing Cost

	2018	2017	2016
	(EUR’000)
Wages and salaries	29,418	19,918	15,288
Share-based payment	19,652	9,709	7,321
Pensions (defined contribution plans)	444	324	49
Social security costs	1,793	1,156	913

Total staff costs	51,307	31,107	23,571

Average number of employees	167	121	92

Summary of Staff Costs Recognized in the Statement of Profit and Loss

Staff costs are recognized in the consolidated statement of profit or loss as follows:

	2018	2017	2016
	(EUR’000)
Research and development costs	34,146	21,845	115,829
General and administrative expenses	17,161	9,262	7,742

Total staff costs	51,307	31,107	23,571

Summary of Warrant Compensation Cost

Warrant compensation cost is recognized in the consolidated statement of profit or loss over the vesting period of the warrants granted.

	2018	2017	2016
	(EUR’000)
Research and development costs	10,225	4,775	3,722
General and administrative expenses	9,427	4,934	3,599

Total warrant compensation costs	19,652	9,709	7,321

Schedule of Weighted Average Exercise Price and Weighted Remaining Contractual Life for Outstanding Warrants

The following table specifies the weighted average exercise prices and weighted average remaining contractual life for outstanding warrants at December 31, 2018, per grant year.

	Number of Outstanding Warrants	Weighted Average Exercise Price EUR	Weighted Average Remaining Life (months)
Granted in 2012	532,011	8.00	56
Granted in 2013	83,738	8.00	56
Granted in 2014	314,997	6.78	59
Granted in 2015	815,895	15.67	83
Granted in 2016	1,067,469	17.89	93
Granted in 2017	1,164,144	30.15	106
Granted in 2018	1,633,375	54.43	118

Outstanding at December 31, 2018	5,611,629	29.03	96

Summary of Fair Values for Warrant Grants

The following table summarizes the input to the Black-Scholes Option Pricing model and the calculated fair values for warrant grants in 2018, 2017 and 2016:

	2018	2017	2016
Expected volatility	53 – 57%	54 — 60%	57 — 60%
Risk-free interest rate	(0.23) – 0.46%	(0.34) — 0.25%	(0.32) — 0.30%
Expected life of warrants (years)	5.05 – 7.14	5.05 — 7.10	5.05 — 7.13
Weighted average exercise price	EUR 54.43	EUR 30.15	EUR 17.69
Fair value of warrants granted in the year	EUR 17.90 – 31.81	EUR 9.65 — 17.29	EUR 5.78 — 11.07

Warrants [member]
Statement [LineItems]
Summary of Weighted Average Exercise Prices and Movements in Warrants

The following table specifies number and weighted average exercise prices of, and movements in warrants during the year:

	Total Warrants	Weighted Average Exercise Price EUR
Outstanding at January 1, 2016	2,615,903	10.69

Granted during the year	1,202,500	17.69
Exercised during the year (1)	(115,212)	7.63
Forfeited during the year	(11,426)	13.88
Expired during the year	—	—

Outstanding at December 31, 2016	3,691,765	13.05

Vested at the balance sheet date	1,439,066	9.36

Granted during the year	1,196,000	30.15
Exercised during the year (1)	(193,171)	8.49
Forfeited during the year	(73,440)	16.42
Expired during the year	—	—

Outstanding at December 31, 2017	4,621,154	17.62

Vested at the balance sheet date	2,034,791	11.48

Granted during the year	1,637,375	54.43
Exercised during the year (1)	(611,683)	10.82
Forfeited during the year	(35,217)	28.24
Expired during the year	—	—

Outstanding at December 31, 2018	5,611,629	29.03

Vested at the balance sheet date	2,478,770	15.81

(1)	The weighted average share price (issued in $) at the date of exercise was €58.01, €26.75, and €16.74 for the financial years ended December 31, 2018, 2017, and 2016, respectively.

Key management personnel of entity or parent [member]
Statement [LineItems]
Summary of Staffing Cost

Compensation to Key Management Personnel included above is summarized below:

	2018	2017	2016
		(EUR’000)
Compensation to Key Management Personnel
Wages and salaries	1,809	1,731	1,449
Share-based payment	5,112	3,576	2,548
Pensions (defined contribution plans)	—	—	—
Social security costs	152	70	72

Total Compensation to Key Management Personnel	7,073	5,377	4,069